Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 15,213,462	$ 17,159,764
Trade and other receivables	559,381	417,420
Inventories	1,619,748	839,968
Financial assets	1,205,375	1,834,034
Other current assets	348,673	158,151
Total current assets	18,946,639	20,409,337
Non-current assets
Investments accounted for using the equity method		159,066
Property, plant and equipment	177,025	200,133
Inventories	759,052	1,219,646
Total non-current assets	936,077	1,578,845
Total assets	19,882,716	21,988,182
Current liabilities
Trade and other payables	1,664,955	1,192,769
Employee benefit obligations	373,673	289,408
Deferred income	145,663	698,195
Other current liabilities	39,652	38,767
Total current liabilities	2,223,943	2,219,139
Non-current liabilities
Employee benefit obligations	1,982	1,882
Other non-current liabilities	130,276	150,325
Total non-current liabilities	132,258	152,207
Total liabilities	2,356,201	2,371,346
Net assets	17,526,515	19,616,836
EQUITY
Share capital	88,436,263	88,436,263
Other reserves	3,218,830	3,235,969
Accumulated losses	(74,128,578)	(72,055,396)
Total equity	$ 17,526,515	$ 19,616,836